CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
REVENUE	$ 52	$ 74	$ 94	$ 74
COST OF REVENUE	31	62	73	62
RESEARCH AND DEVELOPMENT EXPENSES, NET	2,011	1,413	3,616	3,448
GENERAL AND ADMINISTRATIVE EXPENSES	1,537	628	2,827	1,684
OPERATING LOSS	3,527	2,029	6,422	5,120
FINANCIAL INCOME:
Income from change in fair value of financial liabilities at fair value	(366)	(682)	(318)	(794)
Other financial expenses, net	29	19	4	35
FINANCIAL INCOME, NET	(337)	(663)	(314)	(759)
NET COMPREHENSIVE LOSS FOR THE PERIOD	$ 3,190	$ 1,366	$ 6,108	$ 4,361
LOSS PER ORDINARY SHARE:
Basic	$ 0.17	$ 0.12	$ 0.34	$ 0.38
Diluted	$ 0.17	$ 0.12	$ 0.34	$ 0.38
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING:
Basic	18,234,191	11,742,797	18,142,016	11,601,289
Diluted	18,234,191	11,742,797	18,142,016	11,601,289